Commitments - Narrative (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Amounts Payable within 12 Months of Balance Date | Mining Hardware
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Contractual capital commitments	$ 116,982	$ 0